Share-Based Compensation - Summary of Employee Option Activity Under the Company's 2014 Plan (Detail) - Class A Ordinary Shares [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of options
Number of options,Balance	3,165,627	2,638,721	4,980,394
Number of options,Granted	110,000	2,983,730	490,759
Exercise of option, Exercised	(481,407)	(536,107)	(1,894,994)
Number of options, Forfeited	(854,470)	(1,920,717)	(937,438)
Number of options,Balance	1,939,750	3,165,627	2,638,721	4,980,394
Number of Options, Vested and expected to vest	1,591,307
Number of Options, Exercisable	1,004,010
Weighted Average Exercise Price
Weighted Average Exercise Price, Balance	$ 0.6829	$ 0.5288	$ 0.3806
Weighted Average Exercise Price, Granted	0.6000	0.6633	0.6000
Weighted Average Exercise Price, Exercised	0.3016	0.5246	0.1484
Weighted Average Exercise Price, Forfeited	0.5611	0.4849	0.5477
Weighted Average Exercise Price, Balance	0.8265	$ 0.6829	$ 0.5288	$ 0.3806
Weighted Average Exercise Price, Vested and expected to vest	0.8630
Weighted Average Exercise Price, Exercisable	$ 0.6207
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Aggregate Intrinsic Value, Outstanding	$ 190	$ 3,070	$ 11,429	$ 35,875
Weighted Average Remaining Contractual Life, Outstanding	7 years 8 months 26 days	8 years 8 months 26 days	8 years 4 months 20 days	8 years 2 months 8 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	7 years 7 months 20 days
Weighted Average Remaining Contractual Life, Exercisable	7 years 3 months 25 days
Aggregate Intrinsic Value, vested and expected to vest	$ 187
Aggregate Intrinsic Value, Exercisable	$ 130
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Outstanding	$ 4.95	$ 8.76	$ 7.13
Weighted Average Grant Date Fair Value, Granted	1.85	2.38	7.27
Weighted Average Grant Date Fair Value, Outstanding	5.35	$ 4.95	$ 8.76	$ 7.13
Weighted Average Grant Date Fair Value,Vested and expected	5.64
Weighted Average Grant Date Fair Value, Exercisable Fair Value	$ 6.88